Share-Based Payments - Schedule of Changes in Outstanding Options (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payments [Abstract]
Number, Balance at beginning	61,410	33,722
Weighted Average Exercise Price, Balance at beginning	$ 32.53	$ 56.69
Number, Granted	138,150	28,700
Weighted Average Exercise Price, Granted	$ 1.33	$ 4.14
Number, Expired/Forfeited	(32,539)	(1,012)
Weighted Average Exercise Price, Expired/Forfeited	$ 25.82	$ 70.43
Number, Balance at ending	167,021	61,410
Weighted Average Exercise Price, Balance at ending	$ 7.86	$ 32.53
Number, Vested and exercisable	60,811	23,844
Weighted Average Exercise Price, Vested and exercisable	$ 18.46	$ 75.35
Number, Unvested	106,210	37,566
Weighted Average Exercise Price, Unvested	$ 1.8	$ 5.34